SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis for presentation of the financial statements

a.    Basis for presentation of the financial statements

The consolidated financial statements of the Company as of December 31, 2017 and 2016 and for each of the three years for the period ended on December 31, 2017 have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”).

The significant accounting policies described below have been applied consistently in relation to all the periods presented, unless otherwise stated.

The consolidated financial statements have been prepared under the historical cost convention, subject to adjustments in respect of revaluation of financial assets and financial liabilities at fair value through profit or loss.

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements, are disclosed in Note 3. Actual results could differ significantly from those estimates and assumptions.

Translation of foreign currency balances and transactions

b.    Translation of foreign currency balances and transactions

1)    Functional and presentation currency

Items included in the consolidated financial statements are measured using the currency of the primary economic environment in which the Company operates (the “Functional Currency”). The consolidated financial statements are presented in U.S. dollars (“$”), which is the Company’s functional and presentation currency.

2)   Transactions and balances

Foreign currency transactions in currencies different from the Functional Currency (hereafter foreign currency, mostly New Israeli Shekels (“NIS”)) are translated into the Functional Currency using the exchange rates at the dates of the transactions.  Foreign exchange differences resulting from the settlement of such transactions and from the translation of period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recorded in the Statements of Comprehensive Loss under Financing Income or Financial Expenses.

Principles of consolidation

c.    Principles of consolidation

Commencing 2017, the Company’s consolidated financial statements include the accounts of the Company and its subsidiary. All material intercompany balances and transactions have been eliminated upon consolidation.

Cash and cash equivalents	d. Cash and cash equivalents Cash and cash equivalents include cash on hand and unrestricted short-term bank deposits with maturities of three months or less.
Trade receivables

e.    Trade receivables

Trade receivables are recognized initially at fair value. Subsequent to the initial recognition, they are measured at amortized cost using the effective interest rate method, less any impairment loss.

Inventory

f.   Inventory

The Company’s inventory represents items that are available for commercial sale. The inventory is stated at the lower of cost or net realizable value with cost determined using the first-in, first-out method. The Company recognized an amount of $0.8 million in inventory cost as part of cost of revenues during the year ended December 31, 2017.

The Company continually evaluates inventory for potential loss due to excess quantity or obsolete or slow-moving inventory by comparing sales history and sales projections to the inventory on hand. When evidence indicates that the carrying value of a product may not be recoverable, a charge is recorded to reduce the inventory to its current net realizable value.

Fixed assets

g.    Fixed assets

Fixed assets items are initially recognized at acquisition cost. Fixed assets items are stated at cost less accumulated depreciation.

Depreciation is computed by the straight-line method, to reduce the cost of fixed assets to their residual value over their estimated useful lives as follows:

%
Computers equipment	33
Office furniture and equipment	8-15

Leasehold improvements are depreciated by the straight-line method over the shorter of the term of the lease or the estimated useful life of the improvements.

Research and development

h.    Research and development

1)    Research and development assets acquired by the Company, the development of which has not yet been completed, are stated at cost and are not amortized. These assets are tested for impairment once a year. At the time these assets will be available for use, they will be amortized by the straight-line method over their useful lives.

2)    Research and development expenses are charged to profit or loss as incurred. An intangible asset arising from the development of the Company’s therapeutic candidates is recognized if all of the following conditions are met:

•	it is technically feasible to complete the intangible asset so that it will be available for use;
•	management intends to complete the intangible asset and use it or sell it;
•	there is an ability to use or sell the intangible asset;
•	it can be demonstrated how the intangible asset will generate probable future economic benefits; and
•

adequate technical, financial and other resources to complete the development and to use or sell the intangible asset are available and costs associated with the intangible asset during development can be measured reliably.

Other development costs that do not meet the above criteria are recognized as expenses as incurred.  Development costs previously recognized as an expense are not recognized as an asset in a subsequent period.

As of December 31, 2017, the Company had not yet capitalized any development costs.

3)    Amounts paid to purchase intellectual property of therapeutic candidates are capitalized and recorded as intangible assets. Amounts due for future payment based on contractual agreements are accrued upon reaching the relevant milestones.

4)    Research and development costs for the performance of pre-clinical trials, clinical trials and manufacturing by subcontractors are recognized as expenses when incurred.

Impairment of non-financial assets

i.    Impairment of non-financial assets

Depreciable assets are tested for impairment if any events have occurred or changes in circumstances have taken place which might indicate that their carrying amounts may not be recoverable. Research and development assets, the development of which has not yet been completed, are not amortized and are tested for impairment on an annual basis.

An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use. For purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units). Nonfinancial assets that were subject to impairment are reviewed for possible reversal of the impairment recognized in respect thereof at each date of the Statements of Financial Position.

Financial assets

j.    Financial assets

1)    Classification

The financial assets of the Company are classified into the following categories: financial assets at fair value through profit or loss, and loans and receivables. The classification depends on the purpose for which the financial assets were acquired. The Company’s management determines the classification of its financial assets at initial recognition.

a)    Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss includes financial assets that are managed and their performance is evaluated on a fair value basis; thus, upon their initial recognition, these assets are designated by management at fair value through profit or loss. Assets in this category are classified as current assets if they are expected to be settled within 12 months; otherwise, they are classified as noncurrent.

b)    Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are included in current assets, except for those with maturities greater than 12 months after the statements of financial position date (for which they are classified as noncurrent assets). The loans and receivables of the Company are included in trade receivables, prepaid expenses and other receivables, cash and cash equivalents and bank deposits in the Statements of Financial Position.

2)    Recognition and measurement

Regular purchases and sales of financial assets are recognized on the settlement date, which is the date on which the asset is delivered to the Company or delivered by the Company. Investments are initially recognized at fair value plus transaction costs for all financial assets not recorded at fair value through profit or loss.

Financial assets measured at fair value through profit or loss are initially recognized at fair value, and transaction costs are expensed to profit or loss. Financial assets are derecognized when the rights to receive cash flow from the investments have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership. Financial assets at fair value through profit or loss are subsequently recorded at fair value. Loans and receivables are measured in subsequent periods at amortized cost using the effective interest method.

Gains or losses arising from changes in the fair value of financial assets at fair value through profit or loss are presented in the Statement of Comprehensive Loss under “Financial Expenses (Income), net”.

Accounts payable

k.    Accounts payable

Accounts payable are obligations to pay for goods or services that have been acquired from suppliers in the ordinary course of business. Accounts payable are classified as current liabilities if payment is due within one year or less; otherwise they are presented as noncurrent liabilities.

Accounts payable are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.

Warrants

l.    Warrants

Receipts in respect of warrants are classified as equity to the extent that they confer the right to purchase a fixed number of shares for a fixed exercise price. Warrants that confer the right to net share settlement do not qualify for equity classification and are classified as derivative liabilities. See m below.

Derivative financial instruments

m.    Derivative financial instruments

The derivative financial instruments of the Company represent warrants.
These derivative financial instruments are carried at fair value, with changes in their fair value recognized in profit or loss. The issuance costs of such instruments are directly charged to profit or loss.

Share capital

n.    Share capital

The Company’s ordinary shares are classified as the Company’s share capital. Incremental costs directly attributed to the issuance of new shares or warrants are presented under equity as a deduction from the proceeds of issuance.

Employee benefits

o.    Employee benefits

1)    Pension and retirement benefit obligations

In any matter related to payment of pension and severance pay to employees in Israel to be dismissed or to retire from the Company, the Company operates in accordance with labor laws.

Labor laws and agreements in Israel and the Company’s practice require the Company to pay severance pay and/or pensions to employees dismissed or retiring, in certain circumstances.

The Company has a severance pay plan in accordance with Section 14 of the Israeli Severance Pay Law with the plan treated as a defined contribution plan. According to the plan, the Company regularly makes payments to severance pay or pension funds without having a legal or constructive obligation to pay further contributions if the fund does not hold sufficient assets to pay all employees in the plan the benefits relating to employee service in the current and prior periods. Contributions for severance pay or pension are recognized as employee benefit expenses when they are due commensurate with receipt of work services from the employee and no further provision is required in the financial statements.

The Company’s subsidiary provides, at will, benefit contributions for its employees.

2)    Vacation and recreation pay

Under Israeli law, each employee in Israel is entitled to vacation days and recreation pay, both computed on an annual basis. This entitlement is based on the period of employment.  The Company records a liability and expenses vacation and recreation pay based on the benefit accumulated by each employee.

Share-based payments

p.   Share-based payments

The Company operates a number of equity-settled, share-based compensation plans to employees (as defined in IFRS 2 “Share-Based Payments”) and service providers. As part of the plans, the Company grants employees and service providers, from time to time and at its discretion, options to purchase Company shares. The fair value of the employee and service provider services received in exchange for the grant of the options is recognized as an expense in profit or loss and is recorded as accumulated deficit within equity. The total amount recognized as an expense over the vesting period of the options (the period during which all vesting conditions are expected to be met) is determined by reference to the fair value of the options granted at the date of grant.

Vesting conditions are included in the assumptions about the number of options that are expected to vest. The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied.

At the end of each reporting period, the Company revises its estimates of the number of options that are expected to vest based on nonmarket vesting conditions. The Company recognizes the impact of the revision to original estimates, if any, in profit or loss, with a corresponding adjustment to accumulated deficit.

When exercising options, the Company issues new shares. The proceeds, less direct attributable transaction costs, are recognized as share capital (par value) and share premium.

Revenue from contracts with customers

q.    Revenue from contracts with customers

As of January 1, 2017, the Company early adopted IFRS 15, with full retrospective application. The adoption of IFRS 15 did not have an effect on either revenue recognized in prior periods, nor to accumulated deficits as of January 1, 2015.

IFRS 15 introduces a five-step model for recognizing revenue from contracts with customers, as follows:

•	identify the contract with a customer;
•	identify the performance obligations in the contract;
•	determine the transaction price;
•	allocate the transaction price to the performance obligations in the contract; and
•	recognize revenue when (or as) the entity satisfies a performance obligation.

1)    Revenues from promotional services

The Company recognizes revenue from promotional services related to Donnatal® and Esomeprazole Strontium Delayed-Release Capsules 49.3 mg as it satisfies its performance obligation over time, in an amount equal to the consideration it expects to be entitled to, taking into consideration the constraint on variable considerations stipulated in IFRS 15.

2)    Revenues from the sale of products

Principal versus agent considerations

When another party is involved in providing goods or services to a customer, the Company analyzes whether the Company acts as a principal or an agent in the transaction, based on whether the Company obtains control of the product before it is transferred to the customer, using the indicators provided in IFRS 15.

In the commercialization of EnteraGam®, the Company is determined to be the principal in the arrangement (rather than an agent of Entera Health), and therefore, revenue in the amount the Company is entitled to from its customers is recognized on a gross basis, from which royalties to Entera Health Inc. (“Entera Health”) are being accounted for in cost of revenues.

The Company recognizes revenues from the sale of EnteraGam® at a point in time when control over the product is transferred to customers.

The transaction price in these arrangements is the consideration the Company expects to be entitled to from the customer, reduced by estimates of rebates, discounts, allowances and provision for product returns, given or expected to be given, which vary by product arrangement and buying groups. These estimates have been based on actual in-market data received pre- and post- end of the accounting period and have been applied to inventory held at wholesalers and pharmacies. The Company will continue to refine these estimates and methodologies over time as the breadth of in-market data increases.

3)    Revenues from out-licensing of the Company's therapeutic candidates

Revenue incurred in connection with the out-licensing of a right to use the Company’s intellectual property is recognized at a point in time when control over the license is transferred to the licensee.

The transaction price contains variable considerations contingent upon the licensee achieving certain milestones, as well as sales-based royalties, in accordance with the relevant agreement.

Revenue from achieving additional milestones is recognized only when it is highly probable that a significant reversal of cumulative revenues will not occur, usually upon achievement of the specific milestone, in accordance with the relevant agreement.

Sales-based royalties are not included in the transaction price; rather they are recognized as incurred, due to the specific exception for sales-based royalties in licensing of intellectual property.

4)    Practical expedients and exemptions

The Company expenses sales commissions when incurred. These costs are recorded as selling and marketing expenses.

Advertising and promotional expenses	r. Advertising and promotional expenses Advertising and promotional costs include distribution of free products’ samples. These costs are recognized as an expense when incurred.
Leases

s.    Leases

Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments made under operating leases are charged to the Statements of Comprehensive Loss on a straight-line basis over the period of the lease.

Loss per ordinary share

t.    Loss per ordinary share

The computation of basic loss per share is based on the Company’s loss divided by the weighted average number of ordinary shares outstanding during the period.

In calculating the diluted loss per share, the Company adds the weighted average of the number of shares to be issued to the average number of shares outstanding used to calculate the basic loss per share, assuming all shares that have a potentially dilutive effect have been exercised into shares.

Deferred taxes

u.    Deferred taxes

Deferred income tax is recognized using the liability method for temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements.

Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the Statements of Financial Position date and are expected to apply when the related deferred income tax asset will be realized or the deferred income tax liability will be settled. Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.

Since the Company is unable to assess whether it will have taxable income in the foreseeable future, no deferred tax assets were recorded in these financial statements.

Standards and interpretations to existing standards that are not yet in effect and have not been early adopted by the Company

v.    Standards and interpretations to existing standards that are not yet in effect and have not been early adopted by the Company

International Financial Reporting Standard No. 9 “Financial Instruments” (hereafter -  IFRS 9)

IFRS 9 “Financial instruments” addresses the classification, measurement and recognition of financial assets and financial liabilities. The complete version of IFRS 9 was issued in July 2014. It replaces the guidance in IAS 39 that relates to the classification and measurement of financial instruments. IFRS 9 retains but simplifies the mixed measurement model and establishes three primary measurement categories for financial assets: amortized cost, fair value through other comprehensive income, and fair value through profit or loss. The basis of classification depends on the entity’s business model and the contractual cash flow characteristics of the financial asset. Investments in equity instruments are required to be measured at fair value through profit or loss with the irrevocable option at inception to present changes in fair value in other comprehensive income. Furthermore, the expected credit losses model replaces the incurred loss impairment model used in IAS 39. For financial liabilities, there were no changes to classification and measurement except for the recognition of changes in the Company’s own credit risk in other comprehensive income for liabilities designated at fair value through profit or loss.

The standard is effective for accounting periods beginning on or after January 1, 2018. The Company assessed the impact of IFRS 9 to be immaterial.

International Financial Reporting Standard No. 16 “Leases” (hereafter - IFRS 16)

IFRS 16 defines a lease as a contract, or part of a contract, that conveys the right to use an asset (the underlying asset) for a period of time in exchange for consideration. Under IFRS 16 lessees have to recognize a lease liability reflecting future lease payments and a ‘right-of-use asset’ for almost all lease contracts. The standard replaces the current guidance in IAS 17.

The standard is effective for annual periods beginning on or after January 1, 2019. The Company is currently assessing the impact of adopting IFRS 16. The Company expects to adopt the standard using the cumulative effect approach and applying for additional reliefs as allowed by the standard’s transition provisions.

See operating lease agreements on note 12b.